Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
2.
Summary of significant accounting policies

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and comply with the Swiss law.

The consolidated financial statements have been prepared on a historical cost basis, except for the contingent consideration liabilities (Note 20), the Convertible Loans (Note 26.1), and the Amended Loan with Kreos (Note 26.2) have been measured at fair value.

The consolidated financial statements are presented in United States Dollars (“USD”) and the functional currency of the Company is Swiss Francs (“CHF”). The consolidated financial statements are presented in USD given the fact that the Company is publicly listed in the United States of America (“USA”).

Prior to the five-to-one reverse split of all issued shares effected on April 1, 2021, 44 ordinary shares, 25 series A1 preferred shares and 46 series A2 preferred shares, each with a nominal value of CHF 0.01 per share, were issued by way of conversion of equity surplus into share capital to balance fractional shares. Accordingly, all shares, share-based and per share amounts for all periods have been presented based on the adjusted number of shares, where applicable, to reflect this reverse share split and related capital increase in the consolidated financial statements.

The consolidated financial statements were approved and authorized for issuance by the board of directors of the Company on April 18, 2023.

Consolidation

The Group’s financial information for all periods presented in these consolidated financial statements is prepared on a consolidated basis, for which the consolidation policies are described below.

The Group consolidates the assets, liabilities, income and expenses and cash flows of the subsidiaries which the Group controls. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if it has:

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Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
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Exposure, or rights, to variable returns from its involvement with the investee, and
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The ability to use its power over the investee to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses and cash flows of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of the subsidiaries to bring their accounting policies in line with the Group’s accounting policies. Intercompany transactions, balances and unrealized gains/losses on transactions between Group companies are eliminated upon consolidation.

Use of estimates in financial statement presentation

The preparation of consolidated financial statements in conformity with IFRS required management to make estimates and assumptions that affected the reported amounts of income, expenses, assets and liabilities, and the disclosures of contingent consideration liabilities, among others, at the date of the financial statements. The actual outcome may differ from the assumptions and estimates made. If such estimates and assumptions, which are based on management’s best judgment at the date of the financial statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the year in which the circumstances change. The areas involving higher degrees of judgment or complexity or where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Chief Executive Officer (“CEO”) has been identified as the Chief Operating Decision Maker (“CODM”). The CODM reviews the operating results and operating plans of the Group and makes resource allocation decisions on a company-wide basis.

Current versus non-current classification

The Group presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is:

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Expected to be realized or intended to be sold or consumed in normal operating cycle, which is 12 months,
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Held primarily for the purpose of trading,
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Expected to be realized within 12 months after the reporting period, or
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Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

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It is expected to be settled in normal operating cycle, which is 12 months,
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It is held primarily for the purpose of trading,
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It is due to be settled within 12 months after the reporting period, or
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There is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period.

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities, respectively.

Foreign currency translation

Functional and presentation currency

Items included in the consolidated financial statements of the Group are measured using the currency of the primary economic environment in which the individual companies operate (the “functional currency”). The presentation currency of the Group is USD.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Foreign exchange gains and losses resulting from the settlement or translation of monetary assets and liabilities denominated in foreign currencies are recognized through profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transaction.

Group companies

Assets and liabilities of Group companies that are using a functional currency different from the presentation currency of the Group are translated into the presentation currency using year-end exchange rates. Income and expenses and cash flows are translated at average exchange rates. When an average rate does not approximate the actual rate as of the date of the transaction for material one-off transactions, the actual rate is used. All resulting translation differences are recognized directly in other comprehensive income or loss (“OCI”). Upon divestment of a foreign entity, the identified cumulative currency translation difference related to that foreign entity is recognized through profit or loss as part of the gain or loss on divestment.

Property, plant and equipment

Property, plant and equipment is stated at historical cost less depreciation. Historical cost includes expenditures that are directly attributable to the acquisition of an asset. Subsequent costs are included in the assets’ carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost can be reliably measured. All other repairs and maintenance costs are charged through profit or loss during the financial period in which they are incurred. Gain or loss on disposals is determined by comparing proceeds from disposal with the carrying amount and is included in profit or loss.

Depreciation of property, plant and equipment is calculated using the straight-line method to allocate costs less residual values over the assets’ estimated useful lives, as follows:

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Office Equipment: 4 years
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Laboratory Equipment: 4 years
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IT Equipment: 2.5 years

The assets’ residual values, useful lives and methods of depreciation are reviewed at each reporting date.

Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is the fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Internally developed intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected through profit or loss in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives are amortized over the useful economic life and are assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits provided by the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite useful lives is recognized through profit or loss. Intangible assets with indefinite lives are not amortized but assessed for impairment annually.

As is common in the pharmaceutical industry, the Group generally considers an asset available for use and begins amortization related to a particular compound when regulatory and marketing approval for that compound is received. If an intangible asset is partially derecognized as a result of out-licensing a significant portion of the rights to use the intangible asset, amortization is adjusted to reflect the portion of the asset no longer reflected on the consolidated statement of financial position.

Research and development expenses

R&D costs consist primarily of remuneration and other expenses related to R&D personnel expenses, costs associated with preclinical testing and clinical trials of product candidates, expenses for R&D services under collaboration agreements, outsourced R&D expenses and depreciation and amortization expenses. Expected but not yet invoiced R&D expenses are accrued if they relate to the current financial period. These accruals are based upon estimates of costs incurred and fees that may be associated with services provided by clinical trial investigational sites and CROs and for other clinical trial-related activities. Payments under certain contracts with such parties depend on factors such as successful enrollment of patients, site initiation and the completion of clinical trial milestones. In accruing for these services, the Group estimates the time period over which services will be performed and the level of effort to be expended in each period. If possible, management obtains information regarding unbilled services directly from these service providers. However, management may be required to estimate these services based on other information available.

Research costs are expensed as incurred, as these expenses do not meet the criteria for capitalization. Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

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The technical feasibility of completing the intangible asset so that the asset will be available for use or sale,
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Its intention to complete and its ability and intention to use or sell the asset,
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How the asset will generate future economic benefits,
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The availability of resources to complete the asset, and
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The ability to measure reliably the expenditure during development.

Amortization of capitalized intellectual property research and development (“IPR&D”) starts once the development is complete and the asset is available for use, which is usually the point in time at which marketing approval is granted by the relevant authority. Before that date, capitalized IPR&D is tested at least annually for impairment, irrespective of whether any indication of impairment exists.

Business combinations, goodwill and asset acquisitions

Business combinations are accounted for using the acquisition method. The cost of an acquisition is determined as the aggregate of the consideration transferred, measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and are included in general and administrative expenses based on their function.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 “Financial Instruments” (“IFRS 9”) is measured at fair value with changes in fair value recognized through profit or loss. If the contingent consideration is not within the scope of IFRS 9, it is measured in accordance with the appropriate standards under IFRS. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, the gain is recognized through profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (“CGUs”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Goodwill is tested for impairment annually as of December 31 and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill is allocated to. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

Asset acquisitions are acquisitions that do not qualify as business combinations under IFRS 3. IFRS 3 allows the use of an optional concentration test to determine if an acquisition is a business combination or an asset acquisition.

Under the optional concentration test, the test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If so, the assets acquired would not represent a business and no further analysis is required.

Assets acquired in an asset acquisition are initially recognized, at the date of acquisition at cost. Costs directly attributable to the acquisition of such assets are included in the initial carrying amount. Contingent consideration in connection with the acquisition of assets, paid upon achievement of performance-related milestones and increasing the utility of the asset, is included in the carrying amount of the asset and the respective liability is recognized when the contingent consideration payment becomes probable. The Group does not recognize the liability at the date of acquisition if at that date it is not clear that there is an obligation before the uncertainty is resolved.

Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group, unless the lease qualifies for one of the exclusions detailed below.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease. If that rate cannot be readily determined, the Group’s incremental borrowing rate is used. After the commencement date, the Group measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

Payments associated with short-term leases (lease term of 12 months or less) and with leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss.

As of December 31, 2022, 2021 and 2020 the Group had leases of office space and car parking spaces. Refer to Note 29 for further information on the Group’s leases.

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Non-financial assets, excluding goodwill, are reviewed for possible reversal of previously recognized impairment at each reporting date.

Financial assets

The Group only has financial assets classified within the category “financial assets at amortized cost”. The classification at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group’s financial assets at amortized cost include receivables that are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

These assets are measured initially at their fair value plus transaction costs and are subsequently measured at amortized cost using the effective interest rate method and are subject to impairment.

A financial asset is derecognized when:

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the contractual rights to the cash flows from the asset have expired; or
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the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all financial assets not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less. This definition is also used for the purposes of the statement of cash flows.

Current and deferred income tax

Income tax expense for the period is comprised of current and deferred tax. Income tax is recognized through profit or loss, except to the extent that it relates to items recognized in OCI or directly in equity. In this case, the income tax is also recognized in OCI or directly in equity, as applicable.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, no deferred tax assets or liabilities are recognized in a transaction that is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled.

Deferred income tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred offering costs

Deferred offering costs consist principally of incremental legal and underwriting fees that are directly related to the Group’s IPO. Deferred offering costs capitalized as of December 31, 2020, amounted to USD 503 thousand and were included in other current assets (Note 17). As of April 2021, such costs have been offset against proceeds from the IPO upon completion. No further offering costs have been deferred nor capitalized subsequent to the completion of the IPO.

Financial liabilities

The Group’s financial liabilities include trade and other payables, contingent consideration liabilities, and loans. The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was incurred. The Group’s accounting policy for each category is described below:

Fair value through profit or loss (“FVTPL”)

This category comprises contingent consideration liabilities, Kreos Loans and Convertible Loans designated at FVTPL. They are recognized initially at fair value and subsequently remeasured to fair value at each reporting date with changes in the carrying value recognized in profit or loss.

Under certain circumstances, the fair value of a loan upon initial recognition may be different from the cash transaction amount. In accordance with IFRS 9, this difference between fair value and transaction amount is recognized as a gain or loss on Day 1 only if the fair value is evidenced by a quoted price in an active market for an identical asset or liability (that is, a level 1 input) or based on a valuation technique that uses only data from observable markets. In all other cases, the instrument is recognized at fair value and the difference between the fair value at initial recognition and the transaction price is deferred. The group initially nets any identified Day 1 differences within the loan liability amount presented on the balance sheet and subsequently amortizes the amount through profit and loss on a straight-line basis over the life of the loan.

When a financial liability contains one or more embedded derivatives, the Group has elected to designate the entire hybrid contract at FVTPL.

Other financial liabilities

This category comprises trade payables and other payables that are recognized initially at fair value net of directly attributable transaction costs and are subsequently measured at amortized cost using the effective interest rate method, with interest expense recognized on an effective yield basis.

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or expired.

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. Ordinary shares as well as preferred shares are classified as equity.

Fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

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In the principal market for the asset or liability, or
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In the absence of a principal market, in the most advantageous market for the asset or liability.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level of input that is significant to the fair value measurement as a whole:

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Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities,
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Level 2 - Valuation techniques for which the lowest level of input that is significant to the fair value measurement is directly or indirectly observable, or
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Level 3 - Valuation techniques for which the lowest level of input that is significant to the fair value measurement is unobservable.

The fair values of financial assets and liabilities at the reporting date are not materially different from their reported carrying values unless specifically mentioned in the notes to the consolidated financial statements.

Employee benefits

General

Wages, salaries, social security contributions, paid annual leave and sick leave, bonuses, and non-monetary benefits are accrued in the period in which the associated services are rendered by employees of the Group.

Net pension liabilities

The cost of providing benefits under the defined benefit plan is determined using the Projected Unit Credit method.

Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling, excluding net interest (not applicable to the Group) and the return on plan assets (excluding net interest), are recognized immediately in the statement of financial position with a corresponding debit or credit to accumulated losses through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognized through profit or loss on the earlier of:

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The date of the plan amendment or curtailment, or
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The date on which the Group recognizes related restructuring costs.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following changes in the net defined benefit obligation as “employee expenses” (either within R&D expenses or within general and administrative expenses depending on their function) through profit or loss:

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Service costs comprised of current service costs, past service costs, gains and losses on curtailments and non-routine settlements, and
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Net interest expense or income.

Equity-settled share-based payments

The Group has offered equity-settled share-based payments to employees, board members, executive officers and certain external consultants providing services similar to those rendered by employees. These share-based payments are measured at the fair value of the equity instruments at the grant date.

The fair value determined at the grant date of the equity-settled share-based payments, less the acquisition cost to the beneficiary, if applicable, is expensed over the period in which the service and, where applicable, the other vesting conditions are fulfilled (the vesting period) based on the Group’s estimate of equity instruments that will eventually vest.

The cost is recognized within R&D expenses or within general and administrative expenses depending on their function with a corresponding increase to equity (accumulated losses).

The estimate of the number of awards which will vest is revised at each reporting date. The change in estimate will be recorded as expense (or credit) in profit or loss with a corresponding correction in equity. If a modification of a share-based payment transaction occurs and this modification increases the fair value of the equity instruments granted, the incremental fair value granted is included in the measurement of the amount recognized for the services received over the remainder of the vesting period. The incremental fair value is the difference between the fair value of the modified equity instrument and that of the original equity instrument; both values are estimated as at the modification date. An expense based on the incremental fair value is recognized in addition to any amount in respect of the original instrument, and the original amount is continued to be recognized over the remainder of the original vesting period.

If the terms or conditions of the equity instruments granted are modified in a manner that reduces the total fair value of the share-based payment arrangement, or is not otherwise beneficial to the employee, the services received shall continue to be accounted for as consideration for the equity instruments granted as if that modification had not occurred.

Revenue recognition

The Group's revenue is derived from contracts with customers in accordance with IFRS 15, mainly from the Agreement with AKP (Note 7).

Based on IFRS 15, the Group has performed the following steps in determining the appropriate amount of revenue to be recognized as obligations are fulfilled under this agreement:

1. Identification of the promised goods or services in the contract;

2. Determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;

3. Measurement of the transaction price, including the constraint on variable consideration;

4. Allocation of the transaction price to the performance obligations; and

5. Recognition of revenue when each performance obligation is satisfied.

For the licensing agreement the Company has considered a variety of factors in determining the appropriate estimates and assumptions, such as whether the elements within the agreement are distinct performance obligations, whether there are observable standalone selling prices, and whether the customer has right to use or a right to access a license. Management has evaluated each performance obligation to determine if it can be satisfied and recognized as revenue at a point in time or over time.

With respect to the Group's assessment of the Agreement with AKP (Note 7), management identified three performance obligations under the agreement (Note 4.2), (i) the grant of a right to use of Apraglutide intellectual property license in Japan, (ii) to conduct development services, and (iii) to provide manufacturing and supply of Apraglutide for commercial purposes.

Non-refundable up-front license fee and payments for development activities are considered fixed, while milestone payments and royalty payments are identified as variable consideration which must be further evaluated as to when the recognition criteria are met, and, therefore, may initially be excluded from the transaction price.

The Management estimates the amount of variable consideration using the most likely amount, as milestone payments typically only have two possible outcomes. The Group recognizes revenue for sales-based royalty promised in exchange for the license of intellectual property only when the subsequent sale occurs.

The Group allocates transaction price by estimating standalone selling price of performance obligations and using the residual approach when the standalone selling price of the license is highly variable or uncertain.

Accordingly, the Group will recognize revenue for the grant of a right to use of Apraglutide intellectual property license in Japan at a point in time, as it relates to the upfront payment, when the right is granted. The regulatory milestones, sales milestones and royalties are all contingent on commercial sales of Apraglutide, and therefore, will be recognized based on the exception for sales and usage-based royalties received in exchange for licenses of intellectual property.

As it relates to the development milestone payments, these will be recognized when the payments are considered certain or highly probable, since they are considered variable consideration. This will be reassessed at each reporting period and incremental payments in the form of additional milestones would be recognized if considered certain or highly probable.

In relation to the performance obligation to conduct development services, revenue would be recognized over time, considering that the research and development services are satisfied over time. The customer has access to the activities over time as development occurs, therefore, the Group will recognize revenue based on the costs incurred as this method depicts the transfer of services.

As it relates to the performance obligation of manufacturing and supply of Apraglutide for commercial purposes revenue will be recognized at a point in time when the transfer of control happens.